Note 13. Future Minimum Lease Payments (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Rental Payments	Future minimum rents are as follows for the twelve months ending December 31:

2017	$665,242
2018	640,676
2019	583,690
2020	537,633
2021	513,156
Thereafter	2,495,686

$5,436,083